Shareholders’ Equity (Details) - USD ($)																1 Months Ended							3 Months Ended			4 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2023	Jan. 08, 2023	Dec. 31, 2022	Dec. 30, 2022	Nov. 04, 2022	Oct. 26, 2022	Oct. 21, 2022	Sep. 08, 2022	Jul. 27, 2022	Jun. 30, 2022	Jun. 27, 2022	May 02, 2022	Apr. 28, 2022	Mar. 15, 2022	Mar. 02, 2022	May 31, 2024	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	May 31, 2023	Jan. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 26, 2024
Stockolders’ Equity [Line Items]
Company raised amount (in Dollars)		$ 250,000	$ 20,000	$ 7,500	$ 100,000		$ 50,000				$ 50,000								$ 50,000			$ 117				$ 190,000
Common stock shares isuued					80,000	90,000	50,000	102,000	100,500	280,000	35,000	250,000	70,000					200,500	100,000	164,378		255,750	100,000	164,378		164,378
Warrants purchase		100,000		18,000	20,000		50,000			105,000		100,000	100,000									100,000							47,250
Exercise price per share (in Dollars per share)			$ 1.25		$ 1.5		$ 1.4			$ 1.12		$ 1.13	$ 0.5																$ 1.25
Consideration of additional (in Dollars)												$ 250,000
Equity investment (in Dollars)													$ 550,000
Issuance cost (in Dollars)								$ 100,000	$ 100,000	$ 290,000			70,000							$ 200,000
Warrant term												2 years
Common stock purchase																												2,307,000
Warrants exercise						90,000
Consideration amount (in Dollars)						$ 100,000
Exercise price per share (in Dollars per share)		$ 1.13		$ 1.25
Investment (in Dollars)																						$ 250,000
Common stock received																						117,000
Investor transferred amount (in Dollars)																		$ 113,000	$ 180,000		$ 123,000
Warrants service received (in Dollars)	$ 123,000																						$ 480,000
Common stock, value (in Dollars)																			$ 180,000				$ 180,000					$ 100,000
Investors, transferred amount (in Dollars)																	$ 100,000
Number of shares issued by investors																	58,500
Shares of common stock																40,000
Received from shareholders (in Dollars)																											$ 50,000
Common stock par value (in Dollars per share)			$ 0.01																								$ 0.01	$ 0.01	$ 0.01
Number of authorized shares			21,020,560																								50,000,000	21,020,560	21,020,560
Warrant [Member]
Stockolders’ Equity [Line Items]
Common stock shares isuued				6,000															180,000			117,000	180,000					200,000
Warrants [Member]
Stockolders’ Equity [Line Items]
Common stock purchase																	100,000
Exercise price per share (in Dollars per share)																	$ 1
Class of warrant or rights date from which warrants or right exercisable, description																											The warrants are exercisable until December 31, 2024
Life Cannabis Ltd [Member]
Stockolders’ Equity [Line Items]
Common stock shares isuued																				201,000				201,000		201,000
Common Stock [Member]
Stockolders’ Equity [Line Items]
Company raised amount (in Dollars)													$ 50,000		$ 10,000
Common stock shares isuued			15,750					56,000	1,000,000				300,000	270,000	50,000														15,750
Warrants purchase													100,000	180,000	30,000
Exercise price per share (in Dollars per share)													$ 0.7	$ 1.13	$ 1.25
Consideration of additional (in Dollars)														$ 150,000
Total consideration for purchase (in Dollars)								$ 63,000
Investors, transferred amount (in Dollars)																	$ 80,000
Shares of common stock																	100,000							164,378	378,750			2,677,878	831,000
Common stock par value (in Dollars per share)																														$ 0.01
Common Stock [Member] | Warrant [Member]
Stockolders’ Equity [Line Items]
Common stock shares isuued																			1,454,250				1,454,250
Common Stock [Member] | Minimum [Member]
Stockolders’ Equity [Line Items]
Number of authorized shares																														21,020,560
Common Stock [Member] | Maximum [Member]
Stockolders’ Equity [Line Items]
Number of authorized shares																														50,000,000
Investors [Member]
Stockolders’ Equity [Line Items]
Company raised amount (in Dollars)												$ 250,000																	$ 200,000
Common stock shares isuued			160,000									250,000																	160,000
Warrants purchase												100,000																	40,000
Exercise price per share (in Dollars per share)			$ 1.5									$ 1.13																	$ 1.5
Chief Financial Officer [Member]
Stockolders’ Equity [Line Items]
Common stock purchase									1,000,000
Executive Officers [Member]
Stockolders’ Equity [Line Items]
Issuance cost (in Dollars)									$ 1,800,000
Common stock purchase									2,201,000
Common Stock [Member]
Stockolders’ Equity [Line Items]
Common stock shares isuued		250,000